Share Capital - Schedule of Share Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amount
Equity balance at beginning of period	$ 26,502	$ 36,099	$ 24,752
Issued pursuant to public offering		13,338	34,168
Share issue costs	(2,805)	(764)	(1,256)
Equity balance at end of period	27,563	$ 26,502	$ 36,099
At-the-market equity distribution agreement
Amount
Issued pursuant to public offering	$ 10,676
Share Capital
Number
Share capital issued, beginning (shares)	61,327,914	55,043,789	46,166,980
Share capital issued ending (shares)	74,423,960	61,327,914	55,043,789
Amount
Equity balance at beginning of period	$ 404,040	$ 391,348	$ 356,824
Issued pursuant to public offering		13,338	34,168
Share issue costs	(2,805)	(764)	(1,256)
Equity balance at end of period	$ 430,906	$ 404,040	$ 391,348
Share Capital | At-the-market equity distribution agreement
Number
Issued (in shares)	4,978,605	6,235,232	8,401,029
Amount
Issued pursuant to public offering	$ 10,676	$ 13,338	$ 34,168
Share Capital | Warrant derivatives
Number
Issued (in shares)			201,722
Amount
Issued pursuant to public offering			$ 687
Share Capital | Public offering
Number
Issued (in shares)	7,667,050
Amount
Issued pursuant to public offering	$ 17,724
Stock option plan | Share Capital
Number
Issued (in shares)	450,391	8,333	123,159
Amount
Issued pursuant to public offering	$ 1,271	$ 20	$ 381
Incentive share award plan | Share Capital
Number
Issued (in shares)		40,560	150,899
Amount
Issued pursuant to public offering		$ 98	$ 544